Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended			48 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2016
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss		$ 395,434
Income Tax, Fines			$ 29,000
US GAAP [Member] | Minimum
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Percentage of Events Likely To Occur		70.00%
US GAAP [Member] | Maximum
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Percentage of Events Likely To Occur		80.00%
Conga [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss		$ 0			$ 1,126,543
Yanacocha mine [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss			$ 0	$ 933,200	$ 1,342,645
Reversal of impairment loss	$ 97,592